DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers US Green Infrastructure Select Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 12.0%
EVgo, Inc.*	25,944	$104,295
Fisker, Inc.*	18,239	107,063
Lucid Group, Inc.*	14,670	92,128
QuantumScape Corp.*	12,611	90,042
Rivian Automotive, Inc., Class A*	5,321	120,946
Tesla, Inc.*	385	99,361

(Cost $712,261)		613,835

Energy - 3.6%
Enviva, Inc.	8,977	82,588
Green Plains, Inc.*	3,325	103,208

(Cost $229,184)		185,796

Industrials - 57.0%
A O Smith Corp.	1,530	110,925
Array Technologies, Inc.*	5,254	130,667
AZZ, Inc.	2,592	127,267
Bloom Energy Corp., Class A*	6,690	100,283
Carrier Global Corp.	2,208	126,850
Casella Waste Systems, Inc., Class A*	1,241	97,754
ChargePoint Holdings, Inc.*	12,308	88,125
Chart Industries, Inc.*	697	125,864
Clean Harbors, Inc.*	659	111,595
Energy Recovery, Inc.*	3,840	104,371
EnerSys	1,029	108,024
Fluence Energy, Inc.*	4,270	112,515
FuelCell Energy, Inc.*	49,637	69,492
Graco, Inc.	1,289	101,754
IDEX Corp.	516	116,822
Ingersoll Rand, Inc.	1,695	117,989
Lennox International, Inc.	338	127,362
Montrose Environmental Group, Inc.*	2,523	96,984
Parker-Hannifin Corp.	284	118,400
Plug Power, Inc.*	10,217	86,436
Republic Services, Inc.	719	103,630
Shoals Technologies Group, Inc., Class A*	4,472	88,009
Stem, Inc.*	18,614	94,745
Sunrun, Inc.*	6,043	94,452
TPI Composites, Inc.*	10,564	53,348
Waste Management, Inc.	636	99,712
Watts Water Technologies, Inc., Class A	610	115,150
Xylem, Inc.	986	102,090

(Cost $3,145,712)		2,930,615

Information Technology - 5.8%
Enphase Energy, Inc.*	657	83,130
First Solar, Inc.*	581	109,879
Itron, Inc.*	1,554	106,309

(Cost $343,245)		299,318

Materials - 10.0%
Ecolab, Inc.	592	108,815
PureCycle Technologies, Inc.*	10,065	89,880
Reliance Steel & Aluminum Co.	402	114,554
Ryerson Holding Corp.	2,606	81,151
Worthington Industries, Inc.	1,602	120,583

(Cost $533,178)		514,983

Utilities - 11.5%
Altus Power, Inc.*	19,274	124,510
Brookfield Renewable Corp., Class A	3,450	96,428
Clearway Energy, Inc., Class C	3,801	94,151
NextEra Energy Partners LP	1,848	92,178
Ormat Technologies, Inc.	1,335	101,380
Sunnova Energy International, Inc.*	5,889	81,916

(Cost $671,599)		590,563

TOTAL COMMON STOCKS (Cost $5,635,179)		5,135,110

TOTAL INVESTMENTS - 99.9%
(Cost $5,635,179)		$5,135,110
Other assets and liabilities, net - 0.1%		7,410

NET ASSETS - 100.0%		$5,142,520

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,135,110	$—	$—	$5,135,110

TOTAL	$5,135,110	$—	$—	$5,135,110

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

UPGR-PH1

R-089711-1 (5/24) DBX005195 (5/24)